Intangible assets (Details) - EUR (€) € in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Ending balance		€ 5,297
Net book value		5,281	€ 3,847
Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value		3,322	1,918
Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,911	1,911
Software [Member]
IfrsStatementLineItems [Line Items]
Ending balance		64
Net book value		48	18
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,852	2,203
Additions - other	[1]	1,445	1,649
Ending balance			3,852
Gross carrying amount [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,918	288
Additions - other	[1]	1,404	1,630
Ending balance		3,322	1,918
Gross carrying amount [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,911	1,911
Additions - other	[1]
Ending balance		1,911	1,911
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		23	4
Additions - other	[1]	41	19
Ending balance			23
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		(5)
Ending balance		(16)	(5)
Amortisation charge		(11)	(5)
Accumulated depreciation and amortisation [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Amortisation charge
Accumulated depreciation and amortisation [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Amortisation charge
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		(5)
Ending balance		(16)	(5)
Amortisation charge		€ (11)	€ (5)

[1]	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.